Shareholders' Equity:	12 Months Ended
Dec. 31, 2011
Shareholders' Equity: [Abstract]
SHAREHOLDERS' EQUITY:

N O T E   K - S H A R E H O L D E R S ’   E Q U I T Y :

Shareholders’ equity of the Company includes the undistributed earnings of the bank subsidiary. Dividends to the Company’s shareholders can generally be paid only from dividends paid to the Company by its bank subsidiary. Consequently, dividends are dependent upon the earnings, capital needs, regulatory policies and statutory limitations affecting the bank subsidiary. Dividends paid by the bank subsidiary are subject to the approval of the Commissioner of Banking and Consumer Finance of the State of Mississippi and the Federal Deposit Insurance Corporation. At December 31, 2011, approximately $24,162,449 of undistributed earnings of the bank subsidiary included in consolidated surplus and retained earnings was available for future distribution to the Company as dividends. Dividends paid by the Company are subject to the approval of the Federal Reserve Bank (“FRB”).

On September 24, 2008, the Board approved the repurchase of up to 2.50% of the outstanding shares of the Company’s common stock. As a result of this repurchase plan, which was completed during 2009, 132,588 shares were repurchased and retired. On February 25, 2009, the Board approved the repurchase of up to 3% of the outstanding shares of the Company’s common stock. As a result of this repurchase plan, 34,024 shares were repurchased and retired as of December 31, 2011. On December 28, 2011, the Company’s Board of Directors approved a semi-annual dividend of $.10 per share. This dividend has a record date of January 10, 2012 and a distribution date of January 17, 2012.

The bank subsidiary is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by the regulators that, if undertaken, could have a direct material effect on the bank subsidiary’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the bank subsidiary must meet specific capital guidelines that involve quantitative measures of the bank subsidiary’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The bank subsidiary’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the bank subsidiary to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and Tier 1 capital to average assets.

As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized the bank subsidiary as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the bank subsidiary must have a Total risk-based capital ratio of 10.00% or greater, a Tier 1 risk-based capital ratio of 6.00% or greater and a Leverage capital ratio of 5.00% or greater. There are no conditions or events since that notification that Management believes have changed the bank subsidiary’s category.

The Company’s actual capital amounts and ratios and required minimum capital amounts and ratios for 2011, 2010 and 2009, are as follows (in thousands):

		Actual		For Capital Adequacy Purposes
	Amount		Ratio	Amount	Ratio
December 31, 2011:
Total Capital (to Risk Weighted Assets)	$110,762		20.86%	$42,475	8.00%
Tier 1 Capital (to Risk Weighted Assets)	104,116		19.61%	21,238	4.00%
Tier 1 Capital (to Average Assets)	104,116		12.84%	32,436	4.00%

December 31, 2010:
Total Capital (to Risk Weighted Assets)	$110,435		22.26%	$39,691	8.00%
Tier 1 Capital (to Risk Weighted Assets)	104,233		21.01%	19,846	4.00%
Tier 1 Capital (to Average Assets)	104,233		12.40%	33,616	4.00%

December 31, 2009:
Total Capital (to Risk Weighted Assets)	$111,060		19.08%	$46,559	8.00%
Tier 1 Capital (to Risk Weighted Assets)	103,785		17.83%	23,280	4.00%
Tier 1 Capital (to Average Assets)	103,785		11.47%	36,194	4.00%

The bank subsidiary’s actual capital amounts and ratios and required minimum capital amounts and ratios for 2011, 2010 and 2009, are as follows (in thousands):

	000000000000	000000000000	000000000000	000000000000	000000000000	000000000000
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized

	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2011:
Total Capital (to Risk Weighted Assets)	$ 108,149	20.40%	$42,413	8.00%	$53,014	10.00%
Tier 1 Capital (to Risk Weighted Assets)	101,503	19.15%	21,207	4.00%	31,809	6.00%
Tier 1 Capital (to Average Assets)	101,503	12.56%	32,332	4.00%	40,407	5.00%

December 31, 2010:
Total Capital (to Risk Weighted Assets)	$ 105,255	21.41%	$39,320	8.00%	$49,162	10.00%
Tier 1 Capital (to Risk Weighted Assets)	99,111	20.16%	19,660	4.00%	29,497	6.00%
Tier 1 Capital (to Average Assets)	99,111	11.86%	33,431	4.00%	41,784	5.00%

December 31, 2009:
Total Capital (to Risk Weighted Assets)	$ 105,728	18.31%	$46,184	8.00%	$57,743	10.00%
Tier 1 Capital (to Risk Weighted Assets)	98,512	17.06%	23,092	4.00%	34,646	6.00%
Tier 1 Capital (to Average Assets)	98,512	10.94%	36,006	4.00%	45,024	5.00%